NET LOANS RECEIVABLE (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Loans within Trade Area [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	$ 3,300	$ 2,300